INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS
Total cost	$ 1,040,433	$ 1,040,433	$ 1,040,433
Accumulated amortization	(413,904)	(335,872)	(231,829)
Net book value	626,529	704,561	808,604
Acquired technology - Polytherapeutics
INTANGIBLE ASSETS
Total cost	40,433	40,433	40,433
Technology license - Skinvisible
INTANGIBLE ASSETS
Total cost	$ 1,000,000	$ 1,000,000	$ 1,000,000